Submission	Jul. 15, 2025
Submission [Line Items]
Central Index Key	0001482512
Registrant Name	Hudson Pacific Properties, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES